Putnam Global Income Trust
The fund's portfolio
7/31/24 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (30.5%)(a)
		Principal amount	Value
Australia (Government of) sr. unsec. bonds 3.00%, 3/21/47 (Australia)	AUD	230,000	$116,902
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)	AUD	350,000	218,265
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)	AUD	1,640,000	1,016,500
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	310,000	250,446
Austria (Republic of) sr. unsec. notes 0.50%, 2/20/29 (Austria)	EUR	550,000	543,437
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)	EUR	740,000	776,544
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)	EUR	630,000	772,572
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	225,000	194,831
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)		$200,000	186,906
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		600,000	590,997
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	80,000	60,226
Canada (Government of) unsec. notes 1.50%, 6/1/26 (Canada)	CAD	90,000	62,944
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		$600,000	600,873
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		260,000	271,731
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		390,000	396,572
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 5.875%, 10/17/31 (Cote d'lvoire)	EUR	100,000	98,750
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	650,000	118,323
Denmark (Kingdom of) unsec. bonds 0.50%, 11/15/27 (Denmark)	DKK	1,550,000	212,614
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		$255,000	258,188
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		150,000	150,876
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		241,000	242,038
Finland (Government of) sr. unsec. bonds Ser. REGS, 1.125%, 4/15/34 (Finland)	EUR	260,000	241,918
France (Government of) sr. unsec. notes Ser. REGS, 3.00%, 5/25/33 (France)	EUR	620,000	675,798
France (Government of) sr. unsec. notes Ser. REGS, zero %, 11/25/30 (France)	EUR	560,000	511,161
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	780,000	974,932
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	480,000	567,839
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	140,000	148,811
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,440,000	1,561,018
France (Government of) unsec. bonds Ser. REGS, 0.50%, 5/25/26 (France)	EUR	230,000	239,075
France (Government of) unsec. notes Ser. REGS, 0.50%, 5/25/29 (France)	EUR	830,000	810,255
Germany (Federal Republic of) unsec. bonds Ser. REGS, 0.25%, 2/15/27 (Germany)	EUR	3,000,000	3,079,537
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		$200,000	212,135
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		200,000	180,667
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		710,000	671,214
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	110,000	101,311
Ireland (Republic of) unsec. bonds 1.10%, 5/15/29 (Ireland)	EUR	260,000	264,192
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	1,350,000	1,623,147
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	470,000	553,642
Italy (Republic of) sr. unsec. bonds 4.00%, 2/1/37 (Italy)	EUR	190,000	210,931
Italy (Republic of) sr. unsec. bonds 1.70%, 9/1/51 (Italy)	EUR	280,000	188,149
Italy (Republic of) sr. unsec. bonds 1.65%, 3/1/32 (Italy)	EUR	1,730,000	1,663,410
Italy (Republic of) sr. unsec. bonds Ser. 21Y REGS, 3.10%, 3/1/40 (Italy)	EUR	100,000	97,390
Italy (Republic of) sr. unsec. notes 3.50%, 1/15/26 (Italy)	EUR	580,000	631,565
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)	JPY	205,000,000	1,439,683
Japan (Government of) sr. unsec. unsub. bonds 0.80%, 3/20/47 (Japan)	JPY	93,000,000	489,105
Japan (Government of) sr. unsec. unsub. bonds 0.50%, 3/20/60 (Japan)	JPY	71,000,000	269,391
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)	JPY	583,000,000	4,252,373
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)	JPY	435,000,000	2,639,680
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)	JPY	310,000,000	2,274,277
Japan (Government of) sr. unsec. unsub. bonds Ser. 342, 0.10%, 3/20/26 (Japan)	JPY	370,000,000	2,459,820
Japan (Government of) sr. unsec. unsub. notes Ser. 346, 0.10%, 3/20/27 (Japan)	JPY	600,000,000	3,968,430
Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 51, 0.30%, 6/20/46 (Japan)	JPY	171,000,000	809,135
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)	JPY	212,000,000	1,437,909
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		$470,000	454,095
Malaysia (Federation of) sr. unsec. notes 3.582%, 7/15/32 (Malaysia)	MYR	2,280,000	491,199
Mexican Bonos Desarr Fix Rt sr. unsec. bonds Ser. M, 7.75%, 5/29/31 (Mexico)	MXN	10,900,000	528,245
Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)	EUR	410,000	505,099
Netherlands (Government of) unsec. notes 0.25%, 7/15/29 (Netherlands)	EUR	290,000	282,634
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%, 7/15/26 (Netherlands)	EUR	300,000	312,132
New Zealand (Government of) sr. unsec. notes 3.00%, 4/20/29 (New Zealand)	NZD	380,000	216,320
Norway (Kingdom of) sr. unsec. notes 1.75%, 2/17/27 (Norway)	NOK	1,880,000	165,198
Ontario (Province of) unsec. bonds 2.90%, 12/2/46 (Canada)	CAD	880,000	515,424
Ontario (Province of) unsec. notes 2.60%, 6/2/27 (Canada)	CAD	1,720,000	1,217,448
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		$370,000	362,041
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		200,000	197,180
Paraguay (Republic of) 144A sr. unsec. bonds 2.739%, 1/29/33 (Paraguay)		220,000	182,170
Poland (Republic of) unsec. bonds Ser. 0429, 5.75%, 4/25/29 (Poland)	PLN	1,480,000	382,225
Portugal (Republic of) sr. unsec. notes 0.30%, 10/17/31 (Portugal)	EUR	320,000	294,233
Romania (Government of) 144A sr. unsec. bonds 3.00%, 2/14/31 (Romania)		$540,000	459,512
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		600,000	614,940
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	410,000	544,536
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	800,000	950,526
Spain (Kingdom of) sr. unsec. bonds 1.00%, 10/31/50 (Spain)	EUR	50,000	30,360
Spain (Kingdom of) sr. unsec. bonds Ser. REGS, 3.55%, 10/31/33 (Spain)	EUR	720,000	811,661
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)	EUR	170,000	164,669
Spain (Kingdom of) sr. unsec. unsub. bonds Ser. REGS, 1.95%, 4/30/26 (Spain)	EUR	850,000	906,663
Sweden (Government of) notes 1.00%, 11/12/26 (Sweden)	SEK	6,950,000	633,247
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)	SEK	660,000	72,313
Switzerland (Government of) unsec. bonds 4.00%, 4/8/28 (Switzerland)	CHF	540,000	692,873
Switzerland (Government of) unsec. bonds 1.50%, 4/30/42 (Switzerland)	CHF	290,000	391,915
Thailand (Government of) sr. unsec. bonds 2.00%, 12/17/31 (Thailand)	THB	15,700,000	426,891
United Kingdom Treasury unsec. bonds 4.50%, 9/7/34 (United Kingdom)	GBP	1,850,000	2,474,759
United Kingdom Treasury unsec. bonds 3.50%, 7/22/68 (United Kingdom)	GBP	610,000	646,774
United Kingdom Treasury unsec. bonds 0.375%, 10/22/26 (United Kingdom)	GBP	800,000	950,817
United Kingdom Treasury unsec. notes 6.00%, 12/7/28 (United Kingdom)	GBP	420,000	588,114
United Kingdom Treasury unsec. notes 4.00%, 1/22/60 (United Kingdom)	GBP	770,000	904,675
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		$1,060,000	892,783
United Mexican States sr. unsec. unsub. notes 5.00%, 5/7/29 (Mexico)		830,000	822,671
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		475,000	569,203

Total foreign government and agency bonds and notes (cost $69,736,758)			$63,043,980

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (27.0%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (6.5%)
Government National Mortgage Association Pass-Through Certificates
6.00%, 11/20/53	$2,083,629	$2,142,684
5.50%, TBA, 8/1/54	2,000,000	2,006,353
4.50%, TBA, 8/1/54	5,000,000	4,844,808
4.00%, TBA, 8/1/54	2,000,000	1,889,171
4.00%, 2/20/48	1,853,766	1,774,272
3.00%, TBA, 8/1/54	1,000,000	892,617

		13,549,905
U.S. Government Agency Mortgage Obligations (20.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 9/1/53	1,580,213	1,610,310
4.00%, 5/1/52	963,217	904,531
3.50%, 4/1/52	994,779	904,339
Federal National Mortgage Association Pass-Through Certificates, 3.50%, 11/1/51	946,921	861,190
Uniform Mortgage-Backed Securities
6.50%, TBA, 8/1/54	5,000,000	5,128,185
6.00%, TBA, 8/1/54	13,000,000	13,186,378
5.50%, TBA, 8/1/54	7,000,000	7,011,813
4.00%, TBA, 8/1/54	2,000,000	1,874,483
3.50%, TBA, 8/1/54	1,000,000	907,398
3.00%, TBA, 8/1/54	2,000,000	1,745,546
2.50%, TBA, 8/1/54	5,000,000	4,193,425
2.00%, TBA, 8/1/54	5,000,000	4,023,241

		42,350,839

Total U.S. government and agency mortgage obligations (cost $54,815,457)		$55,900,744

CORPORATE BONDS AND NOTES (23.5%)(a)
		Principal amount	Value
Basic materials (0.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		$62,000	$64,909
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		329,000	337,947
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)		115,000	115,462
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		396,000	399,150
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30		247,000	262,878
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		250,000	241,222
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		97,000	82,881
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		155,000	179,363
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		30,000	34,195

			1,718,007
Capital goods (1.2%)
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28		25,000	25,324
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		292,000	269,879
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50		108,000	100,713
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		85,000	79,590
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		387,000	368,423
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		62,000	40,794
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		36,000	37,104
Boeing Co. (The) 144A sr. unsec. bonds 6.858%, 5/1/54		139,000	147,289
Boeing Co. (The) 144A sr. unsec. bonds 6.528%, 5/1/34		67,000	70,359
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29		7,000	7,244
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27		3,000	3,066
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		287,000	301,878
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29		378,000	384,896
RTX Corp. sr. unsec. notes 5.15%, 2/27/33		67,000	67,987
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34		463,000	465,139
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		147,000	149,450

			2,519,135
Communication services (1.6%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		217,000	196,455
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		446,000	429,970
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		310,000	290,804
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		95,000	93,276
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		9,000	7,364
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		265,000	262,118
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		97,000	96,372
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		368,000	349,100
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		100,000	96,361
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		172,000	165,967
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		168,000	155,307
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)		306,000	307,103
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)		144,000	131,789
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		67,000	71,886
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		11,000	10,494
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		329,000	320,726
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33		31,000	31,063
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		198,000	185,747
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		231,000	211,782

			3,413,684
Consumer cyclicals (1.6%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		256,000	247,279
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		55,000	51,649
Home Depot, Inc./The sr. unsec. notes 4.95%, 6/25/34		80,000	80,816
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54		80,000	79,667
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29		80,000	81,011
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		50,000	53,213
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		85,000	86,337
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		172,000	174,724
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54		85,000	86,015
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34		20,000	20,119
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	435,000	485,390
Owens Corning sr. unsec. sub. bonds 5.70%, 6/15/34		$211,000	218,303
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43		108,000	75,587
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		150,000	138,278
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28		180,000	165,990
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)		225,000	218,500
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		400,000	370,052
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33		80,000	85,354
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		111,000	108,725
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.05%, 3/15/42		134,000	105,776
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		417,000	361,920

			3,294,705
Consumer staples (0.9%)
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		435,000	425,269
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29		90,000	91,859
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		136,000	139,534
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27		250,000	241,835
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34 (Luxembourg)		214,000	229,145
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		192,000	174,025
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28		44,000	44,846
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53		56,000	54,178
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37		99,000	109,986
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30		356,000	361,999

			1,872,676
Energy (1.7%)
Canadian Natural Resources, Ltd. sr. unsec. notes 7.20%, 1/15/32 (Canada)		238,000	267,697
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		242,000	234,351
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		137,000	119,621
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53		108,000	117,125
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30		95,000	99,182
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)		400,000	390,511
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		286,000	309,921
Occidental Petroleum Corp. sr. unsec. unsub. bonds 5.55%, 10/1/34		355,000	357,166
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29		140,000	140,946
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32		198,000	209,357
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33		43,000	44,998
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		194,000	198,218
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25		43,000	43,038
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		44,000	44,841
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		696,000	574,684
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		31,000	26,450
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		90,000	86,927
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		185,000	179,455

			3,444,488
Financials (9.1%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		400,000	396,457
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		660,000	581,357
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		342,000	337,495
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		139,000	142,681
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		203,000	202,011
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		162,000	182,449
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28		311,000	312,691
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		472,000	460,126
Athene Global Funding 144A notes 5.526%, 7/11/31		320,000	324,678
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54		108,000	110,266
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34		338,000	344,837
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29		260,000	261,164
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)		200,000	228,772
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	195,639
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	398,582
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		346,000	345,942
Bank of America Corp. sr. unsec. FRN 4.948%, 7/22/28		368,000	369,076
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		473,000	425,781
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		270,000	273,284
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		400,000	393,437
BPCE SA 144A sr. unsec. notes 3.50%, 10/23/27 (France)		250,000	238,236
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		540,000	535,090
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)		200,000	203,914
Capital One Financial Corp. sr. unsec. unsub. FRN 1.878%, 11/2/27		104,000	96,745
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		373,000	354,440
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34		60,000	62,314
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34		162,000	161,119
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34		432,000	442,543
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		159,000	151,405
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)		400,000	411,383
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		149,000	142,202
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		400,000	378,966
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		400,000	396,777
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)		58,000	56,540
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51		144,000	91,227
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		276,000	284,929
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27		200,000	201,941
General Motors Financial Co., Inc. sr. unsec. notes 5.80%, 1/7/29		175,000	180,035
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)		193,000	207,196
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)		448,000	447,533
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		57,000	52,809
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27		172,000	176,439
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)		275,000	280,757
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29		200,000	196,971
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		251,000	217,473
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34		117,000	121,494
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25		197,000	196,992
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		1,080,000	1,108,231
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33		121,000	125,374
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		101,000	99,568
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28		128,000	135,202
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70		387,000	267,315
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		110,000	119,220
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		733,000	740,038
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34		34,000	34,936
NatWest Group PLC sr. unsec. unsub. FRN 1.642%, 6/14/27 (United Kingdom)		301,000	282,446
Protective Life Global Funding 144A 5.467%, 12/8/28		305,000	313,149
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39		92,000	105,775
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		250,000	246,664
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35		180,000	184,110
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		300,000	299,438
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)		420,000	426,517
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		250,000	243,415
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)		379,000	357,014
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		294,000	237,128
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34(R)		257,000	261,078
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		165,000	163,258
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		62,000	59,652
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		120,000	115,182
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		220,000	225,328
Wells Fargo & Co. unsec. sub. notes Ser. GMTN, 4.30%, 7/22/27		200,000	197,464

			18,921,697
Health care (1.2%)
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34		63,000	64,189
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53		93,000	93,775
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30		185,000	189,990
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29		52,000	52,831
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		77,000	73,695
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27		190,000	194,802
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54		263,000	265,188
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34		200,000	203,403
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		59,000	53,141
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		180,000	185,635
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)		215,000	219,369
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		124,000	122,544
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		102,000	101,774
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		190,000	205,229
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34		191,000	190,921
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29		154,000	155,096
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		85,000	82,709

			2,454,291
Technology (1.6%)
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34		70,000	71,050
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29		105,000	106,516
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		415,000	406,905
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37		364,000	351,461
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54		191,000	192,636
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63		710,000	746,180
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53		101,000	105,374
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52		184,000	161,555
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34		80,000	81,460
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		357,000	326,704
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		154,000	121,096
Oracle Corp. sr. unsec. notes 6.50%, 4/15/38		54,000	59,417
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31		85,000	75,238
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		54,000	42,187
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		426,000	376,632

			3,224,411
Transportation (0.5%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		93,000	89,969
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		395,000	389,406
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)		485,000	491,077

			970,452
Utilities and power (3.3%)
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28		100,000	107,030
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		198,000	199,271
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33		98,000	100,576
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53		240,000	264,450
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34		99,000	105,701
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54		184,000	183,476
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28		342,000	351,424
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27		155,000	155,607
Duke Energy Corp. sr. unsec. notes 5.80%, 6/15/54		63,000	63,091
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34		89,000	90,377
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29		26,000	26,110
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		368,000	351,909
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)		414,000	393,403
Enel Finance International NV 144A company guaranty sr. unsec. notes 7.50%, 10/14/32 (Netherlands)		410,000	466,003
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		330,000	324,773
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29		203,000	205,330
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		49,000	49,864
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34		126,000	128,595
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29		383,000	389,410
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34		275,000	281,031
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33		121,000	121,073
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		315,000	299,098
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		198,000	186,183
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		139,000	140,095
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27		368,000	356,576
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32		117,000	120,236
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50		90,000	76,792
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29		324,000	331,067
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34		167,000	174,005
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		26,000	26,835
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34		368,000	376,872
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		184,000	176,871
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27		224,000	216,448

			6,839,582

Total corporate bonds and notes (cost $49,026,206)			$48,673,128

MORTGAGE-BACKED SECURITIES (19.7%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (4.8%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.497%, 10/25/53	$294,953	$297,991
REMICs Ser. 5125, Class IL, IO, 4.50%, 11/15/47	3,645,279	803,881
REMICs Ser. 5160, Class IA, IO, 4.00%, 11/25/51	3,785,689	798,632
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	287,823	42,823
REMICs Ser. 5077, Class GI, IO, 3.50%, 2/25/51	3,277,736	625,517
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.588%, 6/25/50	914,300	115,540
Federal National Mortgage Association
REMICs Ser. 21-67, Class GI, IO, 3.50%, 10/25/51	5,402,844	950,256
REMICs Ser. 22-13, Class CI, IO, 3.00%, 12/25/51	4,430,545	666,531
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	441,709	56,446
REMICs IFB Ser. 19-42, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.588%, 8/25/49	2,658,340	306,854
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	396,018	62,493
Ser. 14-76, IO, 5.00%, 5/20/44	196,549	42,320
Ser. 22-160, Class IB, IO, 4.50%, 2/20/50	5,707,728	1,124,103
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	5,432,077	1,234,866
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	3,324,227	625,738
Ser. 22-93, Class ID, IO, 4.00%, 7/20/50	2,022,495	405,842
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	3,204,266	487,091
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	132,267	4,204
Ser. 22-60, Class IY, 3.00%, 2/20/52	4,442,905	654,538
Ser. 16-H16, Class EI, IO, 2.326%, 6/20/66(WAC)	1,508,873	51,071
Ser. 17-H19, Class MI, IO, 2.107%, 4/20/67(WAC)	938,250	43,609
Ser. 15-H26, Class EI, IO, 1.737%, 10/20/65(WAC)	1,131,164	42,132
Ser. 15-H25, Class AI, IO, 1.60%, 9/20/65(WAC)	1,428,797	27,889
Ser. 14-H12, Class BI, IO, 1.548%, 5/20/64(WAC)	1,413,283	49,876
Ser. 17-H04, Class BI, IO, 1.443%, 2/20/67(WAC)	1,465,988	65,339
Ser. 17-H02, Class BI, IO, 1.021%, 1/20/67(WAC)	1,568,411	59,976
IFB Ser. 10-171, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.34%), 1.008%, 12/16/40	334,784	37,149
Ser. 16-H23, Class NI, IO, 0.901%, 10/20/66(WAC)	1,878,471	81,353
Ser. 15-H26, Class DI, IO, 0.452%, 10/20/65(WAC)	1,054,558	48,915
Ser. 14-H21, Class AI, IO, 0.146%, 10/20/64(WAC)	1,322,565	49,728

		9,862,703
Commercial mortgage-backed securities (6.2%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 6.649%, 6/15/36	439,486	436,326
AREIT CRE Trust 144A FRB Ser. 22-CRE6, Class A, 6.592%, 1/20/37 (Cayman Islands)	286,832	284,548
BANK
FRB Ser. 20-BN30, Class XA, IO, 1.287%, 12/15/53(WAC)	3,502,791	209,074
FRB Ser. 19-BN20, Class XA, IO, 0.809%, 9/15/62(WAC)	8,917,740	299,330
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class B, 4.096%, 5/15/52	246,000	226,412
FRB Ser. 20-C8, Class XA, IO, 1.815%, 10/15/53(WAC)	4,597,493	363,264
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	152,876	157,632
BDS, Ltd. 144A FRB Ser. 21-FL8, Class A, 6.368%, 1/18/36 (Cayman Islands)	113,376	112,871
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	305,000	279,176
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	210,000	194,134
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	330,000	286,823
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.369%, 9/15/48(WAC)	322,000	305,716
Ser. 16-P6, Class A5, 3.72%, 12/10/49(WAC)	238,000	226,640
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.948%, 11/10/46(WAC)	130,557	122,768
FRB Ser. 14-CR17, Class C, 4.663%, 5/10/47(WAC)	459,000	413,216
FRB Ser. 14-UBS6, Class C, 4.433%, 12/10/47(WAC)	110,000	99,434
Ser. 14-CR21, Class B, 4.339%, 12/10/47(WAC)	433,000	418,637
FRB Ser. 15-LC19, Class C, 4.238%, 2/10/48(WAC)	367,000	343,236
FRB Ser. 14-CR14, Class C, 3.709%, 2/10/47(WAC)	52,000	48,226
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48(WAC)	212,000	201,355
FRB Ser. 14-UBS6, Class XA, IO, 0.811%, 12/10/47(WAC)	5,721,324	57
FRB Ser. 15-LC21, Class XA, IO, 0.61%, 7/10/48(WAC)	8,499,168	24,294
COMM Mortgage Trust 144A FRB Ser. 13-CR13, Class D, 4.948%, 11/10/46(WAC)	280,000	180,600
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class AX, IO, 0.855%, 9/15/39(WAC)	1,302	6
FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49(WAC)	617,088	48
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.239%, 4/15/50(WAC)	213,000	193,703
Ser. 16-C6, Class AS, 3.346%, 1/15/49	254,000	237,294
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49(WAC)	267,000	251,344
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.355%, 8/10/44(WAC)	582,777	527,753
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K113, Class XAM, IO, 1.585%, 6/25/30(WAC)	2,243,000	179,789
Multifamily Structured Pass-Through Certificates FRB Ser. K098, Class X1, IO, 1.141%, 8/25/29(WAC)	2,767,805	132,073
Government National Mortgage Association
FRB Ser. 21-17, IO, 1.051%, 1/16/61	2,347,069	181,705
FRB Ser. 20-190, IO, 1.05%, 11/16/62	3,745,403	288,018
FRB Ser. 21-189, IO, 0.884%, 6/16/61	4,952,972	333,327
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 15-C33, Class XA, IO, 0.895%, 12/15/48(WAC)	2,851,813	22,754
FRB Ser. 14-C22, Class XA, IO, 0.665%, 9/15/47(WAC)	1,862,437	19
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	89,171	82,091
FRB Ser. 19-COR5, Class XA, IO, 1.455%, 6/13/52(WAC)	7,821,208	396,513
FRB Ser. 06-CB17, Class X, IO, 0.93%, 12/12/43(WAC)	256,279	3,327
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	686,987	2,537
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.403%, 10/15/47(WAC)	310,000	299,990
FRB Ser. 15-C24, Class B, 4.321%, 5/15/48(WAC)	253,000	238,059
FRB Ser. 15-C24, Class C, 4.321%, 5/15/48(WAC)	313,000	286,393
FRB Ser. 15-C22, Class C, 4.199%, 4/15/48(WAC)	434,000	391,739
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C9, Class D, 3.811%, 5/15/46(WAC)	274,000	229,749
Morgan Stanley Capital I Trust Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	191,000	177,410
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 8.712%, 10/25/49	478,377	480,309
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.095%, 5/19/38 (Bermuda)	344,000	345,046
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 0.98%, 12/15/50(WAC)	5,441,980	145,864
Wells Fargo Commercial Mortgage Trust
Ser. 17-RC1, Class C, 4.591%, 1/15/60	199,000	182,905
FRB Ser. 15-C30, Class C, 4.493%, 9/15/58(WAC)	342,000	327,034
Ser. 15-C31, Class AS, 4.049%, 11/15/48	293,000	284,718
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	167,000	152,068
Ser. 17-RC1, Class AS, 3.844%, 1/15/60	182,000	173,306
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	707,000	655,302
FRB Ser. 19-C52, Class XA, IO, 1.589%, 8/15/52(WAC)	3,111,037	186,101
FRB Ser. 16-LC25, Class XA, IO, 0.819%, 12/15/59(WAC)	3,913,032	59,496
WF-RBS Commercial Mortgage Trust
Ser. 14-C23, Class A5, 3.917%, 10/15/57	158,000	156,942
FRB Ser. 13-C14, Class XA, IO, 0.348%, 6/15/46(WAC)	265,225	3
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C4, Class C, 4.978%, 6/15/44(WAC)	53,561	50,222

		12,888,726
Residential mortgage-backed securities (non-agency) (8.7%)
A&D Mortgage Trust 144A Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	794,799	810,369
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	68,052	64,436
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 6.064%, 9/25/45	72,799	66,498
BRAVO Residential Funding Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64(STP)	229,620	232,084
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (CME Term SOFR 1 Month + 0.59%), 5.944%, 6/25/36	118,211	113,212
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.644%, 11/25/47	155,859	133,229
COLT Mortgage Loan Trust 144A
Ser. 23-3, Class A1, 7.18%, 9/25/68	898,179	914,538
Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	501,435	487,993
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 6.133%, 8/25/46	94,869	82,845
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.113%, 6/25/46	192,453	164,613
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.844%, 8/25/46	247,024	204,945
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.64%, 2/20/47	138,166	108,117
Cross Mortgage Trust 144A Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69(STP)	757,446	764,292
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.462%, 12/25/28	324,506	341,709
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.162%, 4/25/28	326,514	337,655
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (US 30 Day Average SOFR + 4.76%), 10.112%, 10/25/28	96,342	101,591
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (US 30 Day Average SOFR + 3.91%), 9.262%, 3/25/29	95,329	99,203
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (US 30 Day Average SOFR + 3.66%), 9.012%, 8/25/29	269,518	280,512
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 9.047%, 9/25/42	24,000	25,583
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.297%, 6/25/42	405,195	417,119
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.997%, 7/25/42	587,274	603,682
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.647%, 8/25/42	85,464	87,483
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.547%, 5/25/42	237,469	241,337
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.497%, 9/25/42	20,869	21,122
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 7.447%, 10/25/33	141,000	143,731
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.347%, 6/25/43	118,623	119,576
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.347%, 4/25/42	77,681	78,808
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.197%, 11/25/43	141,208	143,225
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.197%, 1/25/42	212,000	215,276
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.147%, 11/25/41	193,000	194,969
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.997%, 1/25/34	63,520	63,984
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 6.697%, 2/25/44	166,661	167,367
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.647%, 2/25/42	122,595	123,110
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class A1, (US 30 Day Average SOFR + 1.25%), 6.597%, 5/25/44	129,348	129,657
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.347%, 1/25/42	190,733	190,939
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.197%, 9/25/41	69,181	68,999
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	252,767	249,454
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.412%, 8/25/28	82,081	86,262
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.212%, 8/25/28	135,797	143,143
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 11.462%, 9/25/28	70,147	72,706
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.362%, 10/25/28	32,399	34,111
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.162%, 4/25/28	230,960	242,327
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.112%, 9/25/29	72,000	75,810
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.262%, 2/25/30	64,000	66,404
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 8.112%, 2/25/30	42,213	42,581
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.812%, 1/25/31	66,209	67,759
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.662%, 8/25/30	15,265	15,556
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 8.447%, 3/25/42	13,000	13,528
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.347%, 1/25/42	427,000	439,986
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.298%, 6/25/42	123,063	127,221
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.097%, 5/25/42	32,213	33,157
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.912%, 7/25/31	467	468
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.897%, 7/25/42	51,867	53,533
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.848%, 9/25/42	91,846	93,714
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.612%, 11/25/39	31,167	31,714
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.447%, 3/25/42	425,490	432,574
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.347%, 3/25/42	309,223	314,217
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.298%, 9/25/43	58,987	59,459
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 7.247%, 12/25/41	264,000	267,710
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.997%, 12/25/41	74,000	74,711
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.547%, 1/25/42	274,030	274,421
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 6.498%, 3/25/44	59,837	59,931
Connecticut Avenue Securities FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.447%, 2/25/44	13,174	13,185
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.447%, 5/25/44	67,129	67,233
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.347%, 12/25/41	64,884	64,897
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	157,940	156,931
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36(WAC)	863,435	273,778
JPMorgan Mortgage Trust 144A
FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 7.044%, 3/25/54	363,310	366,591
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64(WAC)	624,000	628,625
Legacy Mortgage Asset Trust 144A Ser. 21-GS3, Class A1, 4.75%, 7/25/61	226,018	226,294
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	768,561	777,103
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.818%, 8/26/47(WAC)	75,464	75,298
Morgan Stanley Residential Mortgage Loan Trust 144A
FRB Ser. 24-3, Class AF, (US 30 Day Average SOFR + 1.35%), 6.701%, 7/25/54	228,000	228,426
Ser. 24-NQM2, Class A1, stepped-coupon 6.386% (7.386%, 5/1/28), 5/25/69(STP)	410,045	415,622
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (CME Term SOFR 1 Month + 1.01%), 6.364%, 1/25/48	34,950	34,256
NovaStar Mortgage Funding Trust FRB Ser. 06-5, Class A2C, (CME Term SOFR 1 Month + 0.45%), 5.804%, 11/25/36	983,387	299,261
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	412,573	421,121
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.786%, 7/25/54	259,198	259,346
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (CME Term SOFR 1 Month + 1.15%), 6.504%, 3/25/34	128,088	108,154
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 6.314%, 5/25/47	280,436	221,523
Verus Securitization Trust 144A FRB Ser. 24-1, Class A1, 5.712%, 1/25/69	756,448	757,100
Vista Point Securitization Trust 144A FRB Ser. 20-2, Class A2, 1.986%, 4/25/65(WAC)	49,122	45,758
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 6.444%, 10/25/45	89,109	84,764
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 6.424%, 7/25/45	168,566	164,906
FRB Ser. 05-AR1, Class A1B, (CME Term SOFR 1 Month + 0.89%), 6.244%, 1/25/45	96,261	91,870
FRB Ser. 05-AR2, Class 2A1B, (CME Term SOFR 1 Month + 0.85%), 6.204%, 1/25/45	101,676	100,702
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (CME Term SOFR 1 Month + 0.41%), 5.764%, 5/25/36	459,690	358,061

		17,957,070

Total mortgage-backed securities (cost $40,821,769)		$40,708,499

COLLATERALIZED LOAN OBLIGATIONS (4.5%)(a)
	Principal amount	Value
AIMCo CLO 11, Ltd. 144A FRB Ser. 21-11A, Class AR, (CME Term SOFR 3 Month + 1.39%), 6.677%, 10/17/34 (Cayman Islands)	$350,000	$350,695
AIMCo CLO 17, Ltd. 144A FRB Ser. 24-17A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 6.654%, 7/20/37 (Jersey)	350,000	350,263
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.741%, 4/15/35 (Cayman Islands)	250,000	250,353
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.194%, 7/20/34	250,000	250,458
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	150,000	150,851
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.737%, 7/17/34 (Cayman Islands)	175,000	175,166
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/21/31	350,000	350,972
CIFC Funding, Ltd. 144A FRB Ser. 24-4A, Class AR, (CME Term SOFR 3 Month + 1.36%), 6.615%, 7/23/37 (Cayman Islands)	500,000	500,375
CQS US CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.764%, 1/20/35 (Cayman Islands)	500,000	500,859
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 7/20/37 (Cayman Islands)	250,000	250,421
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.753%, 7/15/34 (Cayman Islands)	250,000	250,327
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 7.544%, 7/20/30	250,000	250,495
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.799%, 4/18/37	300,000	301,107
GoldenTree Loan Management US CLO 1, Ltd. 144A FRB Ser. 21-11A, Class A, (CME Term SOFR 3 Month + 1.39%), 6.674%, 10/20/34 (Cayman Islands)	250,000	250,579
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.774%, 7/20/34 (Cayman Islands)	250,000	250,320
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.695%, 7/28/34	500,000	500,315
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.782%, 7/15/37 (Cayman Islands)	250,000	250,132
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.813%, 8/26/34 (Cayman Islands)	250,000	250,298
Neuberger Berman Loan Advisers CLO, Ltd. 144A FRB Ser. 24-25A, Class AR2, (CME Term SOFR 3 Month + 1.40%), 6.723%, 7/18/38 (Cayman Islands)	250,000	249,988
Oaktree CLO, Ltd. 144A FRB Ser. 24-4A, Class ARR, (CME Term SOFR 3 Month + 1.51%), 6.792%, 7/20/37 (Cayman Islands)	250,000	249,997
OHA Credit Funding, Ltd. 144A FRB Ser. 22-7A, Class AR, (CME Term SOFR 3 Month + 1.30%), 6.579%, 2/24/37 (Cayman Islands)	250,000	250,488
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.213%, 1/15/35 (Cayman Islands)	400,000	401,316
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.584%, 5/15/32 (Cayman Islands)	250,000	250,193
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.194%, 4/20/34 (Cayman Islands)	350,000	350,484
RRX 5, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.763%, 7/15/34 (Cayman Islands)	250,000	250,420
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.344%, 7/20/34 (Cayman Islands)	250,000	250,367
Trestles CLO V, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.714%, 10/20/34 (Cayman Islands)	250,000	250,406
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.823%, 1/15/32 (Cayman Islands)	246,615	246,912
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (CME Term SOFR 3 Month + 1.96%), 7.244%, 1/20/29 (Cayman Islands)	200,000	200,341
Voya CLO, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.41%), 6.698%, 7/16/34 (Cayman Islands)	350,000	350,655
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 6.76%, 7/15/37 (Cayman Islands)	400,000	399,890
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 6.964%, 10/20/34	250,000	250,532

Total collateralized loan obligations (cost $9,337,858)		$9,385,975

ASSET-BACKED SECURITIES (0.6%)(a)
	Principal amount	Value
Station Place Securitization Trust 144A FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 6.222%, 6/22/25	$660,000	$658,839
Station Place Securitization Trust 144A FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 6.25%, 8/4/25	685,000	684,558

Total asset-backed securities (cost $1,345,000)		$1,343,397

SHORT-TERM INVESTMENTS (16.7%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.47%(AFF)	Shares	33,590,899	$33,590,899
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(P)	Shares	420,000	420,000
U.S. Treasury Bills 5.379%, 8/27/24(SEG)		$200,000	199,238
U.S. Treasury Bills 5.321%, 10/24/24(SEG)		369,000	364,579

Total short-term investments (cost $34,574,688)			$34,574,716
TOTAL INVESTMENTS

Total investments (cost $259,657,736)			$253,630,439

	FORWARD CURRENCY CONTRACTS at 7/31/24 (aggregate face value $61,074,835) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	10/16/24	$263,162	$272,504	$9,342
		British Pound	Buy	9/18/24	184,297	183,035	1,262
		Canadian Dollar	Sell	10/16/24	1,357,129	1,369,700	12,571
		Chinese Yuan (Offshore)	Buy	8/21/24	1,045,018	1,049,683	(4,665)
		Czech Koruna	Buy	9/18/24	88,002	91,073	(3,071)
		Euro	Buy	9/18/24	917,159	924,955	(7,796)
		Israeli Shekel	Sell	10/16/24	60,014	62,264	2,250
		Japanese Yen	Buy	8/21/24	209,804	205,210	4,594
		Mexican Peso	Sell	10/16/24	186,179	187,762	1,583
		New Zealand Dollar	Sell	10/16/24	118,977	122,064	3,087
		Norwegian Krone	Sell	9/18/24	189,917	195,421	5,504
		Polish Zloty	Sell	9/18/24	138,382	139,459	1,077
		Singapore Dollar	Sell	8/21/24	79,151	78,877	(274)
		Swedish Krona	Sell	9/18/24	162,260	165,352	3,092
		Swiss Franc	Sell	9/18/24	225,954	223,563	(2,391)
	Barclays Bank PLC
		Canadian Dollar	Sell	10/16/24	221,179	223,232	2,053
		Norwegian Krone	Sell	9/18/24	5,258	5,433	175
		Polish Zloty	Buy	9/18/24	36,991	37,032	(41)
		Swiss Franc	Sell	9/18/24	683,474	673,473	(10,001)
	Citibank, N.A.
		Australian Dollar	Buy	10/16/24	51,951	52,995	(1,044)
		British Pound	Sell	9/18/24	212,334	211,004	(1,330)
		Canadian Dollar	Sell	10/16/24	490,123	494,308	4,185
		Danish Krone	Sell	9/18/24	133,493	134,664	1,171
		Euro	Buy	9/18/24	440,684	444,461	(3,777)
		Norwegian Krone	Sell	9/18/24	48,007	49,599	1,592
		Romanian Leu	Buy	9/18/24	74,942	75,171	(229)
		Swiss Franc	Buy	9/18/24	215,762	212,835	2,927
	Goldman Sachs International
		Australian Dollar	Buy	10/16/24	21,423	21,857	(434)
		Chinese Yuan (Offshore)	Sell	8/21/24	166,732	167,610	878
		Indonesian Rupiah	Buy	8/21/24	403,127	408,015	(4,888)
		Norwegian Krone	Sell	9/18/24	3,569	3,688	119
		Polish Zloty	Sell	9/18/24	91,406	91,510	104
		South Korean Won	Buy	8/21/24	305,090	308,906	(3,816)
		Swedish Krona	Sell	9/18/24	129,358	132,777	3,419
		Swiss Franc	Buy	9/18/24	144,300	142,338	1,962
	HSBC Bank USA, National Association
		Canadian Dollar	Buy	10/16/24	680,887	687,165	(6,278)
		Chinese Yuan (Offshore)	Buy	8/21/24	6,061,907	6,092,042	(30,135)
		Danish Krone	Sell	9/18/24	41,517	41,858	341
		Euro	Sell	9/18/24	6,190,068	6,247,024	56,956
		Japanese Yen	Buy	8/21/24	1	1	—
		Mexican Peso	Buy	10/16/24	20,977	21,149	(172)
		Norwegian Krone	Sell	9/18/24	15,883	16,410	527
		Swiss Franc	Buy	9/18/24	142,009	140,081	1,928
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/16/24	63,481	64,770	(1,289)
		British Pound	Sell	9/18/24	1,375,604	1,366,251	(9,353)
		Canadian Dollar	Buy	10/16/24	13,719	13,844	(125)
		Chinese Yuan (Offshore)	Buy	8/21/24	357,517	359,301	(1,784)
		Danish Krone	Sell	9/18/24	65,249	65,847	598
		Euro	Sell	9/18/24	2,325,764	2,346,048	20,284
		Japanese Yen	Sell	8/21/24	4,915,644	4,839,114	(76,530)
		Norwegian Krone	Sell	9/18/24	27,600	28,514	914
		Singapore Dollar	Buy	8/21/24	189,527	188,065	1,462
		South Korean Won	Buy	8/21/24	808,031	822,391	(14,360)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	10/16/24	197,257	201,255	3,998
		British Pound	Sell	9/18/24	283,326	281,307	(2,019)
		Canadian Dollar	Buy	10/16/24	2,903	1,800	1,103
		Chinese Yuan (Offshore)	Buy	8/21/24	121,672	122,322	(650)
		Euro	Sell	9/18/24	1,147,101	1,160,784	13,683
		Japanese Yen	Sell	8/21/24	4,928,502	4,859,373	(69,129)
		Mexican Peso	Sell	10/16/24	105,880	110,575	4,695
		New Zealand Dollar	Sell	10/16/24	41,841	42,927	1,086
		Swiss Franc	Buy	9/18/24	62,074	61,333	741
	NatWest Markets PLC
		Australian Dollar	Buy	10/16/24	66,626	67,975	(1,349)
		British Pound	Sell	9/18/24	1,184,620	1,195,132	10,512
		Canadian Dollar	Buy	10/16/24	93,640	94,503	(863)
		Chinese Yuan (Offshore)	Buy	8/21/24	1,116,696	1,122,344	(5,648)
		Euro	Sell	9/18/24	723,445	725,943	2,498
		Japanese Yen	Buy	8/21/24	345,592	339,462	6,130
		Swedish Krona	Sell	9/18/24	117,003	120,095	3,092
		Swiss Franc	Buy	9/18/24	27,258	26,909	349
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/16/24	723,386	737,753	14,367
		British Pound	Buy	9/18/24	1,248,152	1,253,063	(4,911)
		Canadian Dollar	Sell	10/16/24	71,936	72,595	659
		Chinese Yuan (Offshore)	Buy	8/21/24	766,845	792,327	(25,482)
		Euro	Sell	9/18/24	378,860	384,052	5,192
		Hong Kong Dollar	Buy	8/21/24	25,511	25,551	(40)
		Hungarian Forint	Buy	9/18/24	44,536	44,831	(295)
		Israeli Shekel	Buy	10/16/24	103,311	103,991	(680)
		New Zealand Dollar	Sell	10/16/24	119,215	122,276	3,061
		Norwegian Krone	Sell	9/18/24	101,364	104,657	3,293
		Polish Zloty	Buy	9/18/24	151	152	(1)
		Swedish Krona	Sell	9/18/24	37,947	38,956	1,009
		Swiss Franc	Buy	9/18/24	166,747	164,541	2,206
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/16/24	7,534	7,687	(153)
		British Pound	Buy	9/18/24	221,594	220,080	1,514
		Canadian Dollar	Buy	10/16/24	12,631	12,747	(116)
		Chinese Yuan (Offshore)	Buy	8/21/24	286,449	287,917	(1,468)
		Euro	Buy	9/18/24	732,339	737,456	(5,117)
		Japanese Yen	Buy	8/21/24	240,099	230,653	9,446
		Norwegian Krone	Sell	9/18/24	117,044	120,937	3,893
		Swiss Franc	Sell	9/18/24	54,169	53,642	(527)
	UBS AG
		Australian Dollar	Buy	10/16/24	146,813	149,490	(2,677)
		British Pound	Sell	9/18/24	718,668	713,960	(4,708)
		Canadian Dollar	Buy	10/16/24	1,427,395	1,440,570	(13,175)
		Chinese Yuan (Offshore)	Buy	8/21/24	173,068	173,133	(65)
		Euro	Buy	9/18/24	7,350,944	7,418,778	(67,834)
		New Zealand Dollar	Sell	10/16/24	22,200	22,776	576
		Swedish Krona	Sell	9/18/24	222,324	228,157	5,833
		Thai Baht	Buy	8/21/24	128,120	124,458	3,662
		Thai Baht	Sell	8/21/24	127,623	126,429	(1,194)
	WestPac Banking Corp.
		Australian Dollar	Buy	10/16/24	197,257	201,221	(3,964)
		Euro	Buy	9/18/24	1,723,362	1,737,515	(14,153)
		New Zealand Dollar	Sell	10/16/24	12,558	12,883	325
		Thai Baht	Sell	8/21/24	178,882	173,857	(5,025)

	Unrealized appreciation						248,880

	Unrealized (depreciation)						(415,026)

	Total						$(166,146)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Canadian Government Bond 10 yr (Long)	14	$1,246,630	$1,246,630	Sep-24	$38,817
Euro-Bobl 5 yr (Long)	7	890,226	890,226	Sep-24	14,615
Euro-Bund 10 yr (Long)	10	1,447,293	1,447,293	Sep-24	36,788
Euro-Buxl 30 yr (Long)	5	729,112	729,112	Sep-24	32,896
Euro-Schatz 2 yr (Long)	20	2,295,993	2,295,993	Sep-24	16,650
Japanese Government Bond 10 yr (Short)	10	9,527,052	9,527,052	Sep-24	14,670
U.S. Treasury Bond 30 yr (Long)	16	1,932,500	1,932,500	Sep-24	67,597
U.S. Treasury Bond Ultra 30 yr (Long)	13	1,663,594	1,663,594	Sep-24	59,390
U.S. Treasury Note 2 yr (Short)	46	9,446,891	9,446,891	Sep-24	(72,304)
U.S. Treasury Note 5 yr (Long)	53	5,718,203	5,718,203	Sep-24	105,982
U.S. Treasury Note 10 yr (Long)	35	3,913,438	3,913,438	Sep-24	111,395
U.S. Treasury Note Ultra 10 yr (Long)	8	924,625	924,625	Sep-24	25,940

Unrealized appreciation					524,740

Unrealized (depreciation)					(72,304)

Total					$452,436

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		$2,565,500	$(125,453)	$22,158
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		2,565,500	(131,356)	(50,551)
3.925/US SOFR/Apr-37 (Written)	Apr-27/3.925		2,036,200	207,140	26,750
(3.925)/US SOFR/Apr-37 (Written)	Apr-27/3.925		2,036,200	207,140	(26,664)
(3.685)/US SOFR/May-59 (Purchased)	May-29/3.685		1,428,400	(191,548)	(19,835)
3.685/US SOFR/May-59 (Purchased)	May-29/3.685		1,428,400	(191,548)	43,646
(3.987)/US SOFR/Mar-40 (Purchased)	Mar-30/3.987		1,007,700	(72,806)	(6,465)
3.987/US SOFR/Mar-40 (Purchased)	Mar-30/3.987		1,007,700	(72,806)	10,347
Barclays Bank PLC
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10		7,637,300	(323,134)	66,498
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00		6,306,700	(418,134)	21,241
Citibank, N.A.
(3.75)/US SOFR/Sep-34 (Written)	Sep-24/3.75		4,095,700	68,602	(9,092)
3.85/US SOFR/Sep-34 (Purchased)	Sep-24/3.85		4,095,700	(63,535)	38,278
(3.85)/US SOFR/Sep-34 (Purchased)	Sep-24/3.85		4,095,700	(63,535)	(45,987)
3.75/US SOFR/Sep-34 (Written)	Sep-24/3.75		4,095,700	68,603	41,346
(3.945)/US SOFR/Apr-37 (Written)	Apr-27/3.945		2,223,300	128,618	(28,554)
3.945/US SOFR/Apr-37 (Written)	Apr-27/3.945		2,223,300	128,618	33,138
(2.585)/6 month EUR-EURIBOR/Jul-30 (Purchased)	Jul-25/2.585	EUR	3,723,800	(63,400)	(15,081)
(2.588)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	3,723,800	111,406	(10,410)
2.588/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	3,723,800	111,406	10,067
2.585/6 month EUR-EURIBOR/Jul-30 (Purchased)	Jul-25/2.585	EUR	3,723,800	(63,400)	17,958
Deutsche Bank AG
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98		$8,012,600	370,983	127,873
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98		8,012,600	370,983	(72,194)
4.367/6 month AUD-BBR-BBSW/Oct-25 (Purchased)	Oct-24/4.367	AUD	24,825,200	(27,363)	24,189
(4.367)/6 month AUD-BBR-BBSW/Oct-25 (Purchased)	Oct-24/4.367	AUD	24,825,200	(27,363)	(20,001)
4.8525/6 month AUD-BBR-BBSW/May-39 (Purchased)	May-29/4.8525	AUD	6,189,200	(244,044)	31,117
(4.8525)/6 month AUD-BBR-BBSW/May-39 (Purchased)	May-29/4.8525	AUD	6,189,200	(244,044)	(35,715)
4.495/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	4,965,000	(109,368)	31,180
(4.495)/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	4,965,000	(109,368)	(37,621)
2.25/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	268,400	37,739	528
(2.25)/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	268,400	37,739	426
Goldman Sachs International
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	5,969,200	(56,149)	3,753
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	5,969,200	(56,149)	(25,117)
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35		$3,872,400	(693,385)	(5,785)
JPMorgan Chase Bank N.A.
(3.515)/US SOFR/Dec-40 (Written)	Dec-30/3.515		5,893,200	416,060	26,007
3.515/US SOFR/Dec-40 (Written)	Dec-30/3.515		5,893,200	441,990	(50,257)
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		499,800	78,893	(10,373)
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		499,800	78,893	10,838
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	(69,593)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	150,523
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	26,770
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	(8,048)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	(4,840)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	16,632
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	23,964
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	(6,754)
(2.602)/6 month EUR-EURIBOR/Jul-31 (Purchased)	Jul-26/2.602	EUR	19,363,700	(471,235)	(74,919)
2.602/6 month EUR-EURIBOR/Jul-31 (Purchased)	Jul-26/2.602	EUR	19,363,700	(471,235)	96,441
(2.64)/6 month EUR-EURIBOR/Jul-30 (Written)	Jul-25/2.64	EUR	11,171,400	186,078	(75,080)
2.64/6 month EUR-EURIBOR/Jul-30 (Written)	Jul-25/2.64	EUR	11,171,400	186,078	54,273
(2.622)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	7,447,600	221,119	(27,928)
2.622/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	7,447,600	221,119	24,954
(4.201)/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/4.201	EUR	3,289,500	(82,424)	(10,221)
1.201/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/1.201	EUR	3,289,500	(65,444)	(5,974)
2.665/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	1,283,700	106,934	4,158
(2.665)/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	1,283,700	106,934	2,501
Morgan Stanley & Co. International PLC
(2.492)/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	4,069,700	519,045	(21,093)
2.492/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	4,069,700	519,045	39,873
(2.952)/6 month EUR-EURIBOR/Jun-49 (Purchased)	Jun-29/2.952	EUR	3,678,700	(292,054)	(16,196)
2.634/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	3,255,700	(296,674)	26,775
(2.634)/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	3,255,700	(296,674)	(45,069)
UBS AG
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	35,660
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	(24,696)
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	(22,496)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	53,214

Unrealized appreciation					1,143,076

Unrealized (depreciation)					(882,609)

Total					$260,467

TBA SALE COMMITMENTS OUTSTANDING at 7/31/24 (proceeds receivable $12,418,945) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.00%, 8/1/54	$10,000,000	8/13/24	$9,848,691
Uniform Mortgage-Backed Securities, 4.50%, 8/1/54	3,000,000	8/13/24	2,890,130

Total			$12,738,821

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$3,035,700	$29,030	(E)	$(59)	11/27/39	3.869% — Annually	US SOFR — Annually	$(29,090)
		545,600	9,937	(E)	(8)	3/18/36	3.757% — Annually	US SOFR — Annually	(9,945)
		579,700	7,376	(E)	(20)	2/20/59	3.485% — Annually	US SOFR — Annually	(7,395)
		9,577,400	17,364		(36)	3/18/26	US SOFR — Annually	4.413% — Annually	(13,240)
		1,786,900	14,610	(E)	(27)	3/21/39	3.815% — Annually	US SOFR — Annually	(14,636)
		180,900	3,847	(E)	(3)	3/31/38	US SOFR — Annually	3.93% — Annually	3,844
		2,121,900	38,782	(E)	(32)	3/21/39	US SOFR — Annually	3.958% — Annually	38,750
		1,242,100	32,440	(E)	(42)	3/14/59	US SOFR — Annually	3.57% — Annually	32,398
		133,600	4,970	(E)	(5)	2/20/59	US SOFR — Annually	3.642% — Annually	4,966
		744,000	5,616	(E)	(25)	12/18/58	3.455% — Annually	US SOFR — Annually	(5,642)
		221,600	1,857	(E)	(8)	3/14/59	US SOFR — Annually	3.456% — Annually	1,849
		8,531,000	84,312	(E)	29,476	9/18/26	4.50% — Annually	US SOFR — Annually	(54,835)
		22,271,200	716,041	(E)	443,991	9/18/29	4.30% — Annually	US SOFR — Annually	(272,050)
		3,080,000	127,420	(E)	73,797	9/18/34	4.10% — Annually	US SOFR — Annually	(53,623)
		5,575,000	373,687	(E)	(279,408)	9/18/54	US SOFR — Annually	3.90% — Annually	94,279
		10,442,000	113,087	(E)	37,188	9/18/26	4.55% — Annually	US SOFR — Annually	(75,899)
		6,156,000	211,803	(E)	(118,502)	9/18/29	US SOFR — Annually	4.35% — Annually	93,301
		562,000	25,583	(E)	7,342	9/18/34	4.15% — Annually	US SOFR — Annually	(18,241)
		4,314,000	328,291	(E)	264,357	9/18/54	3.95% — Annually	US SOFR — Annually	(63,934)
	AUD	448,300	3,429	(E)	(6)	1/27/43	4.91% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(3,435)
	AUD	2,482,000	16,736		(13)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	14,929
	AUD	1,770,000	1,732		8,530	6/19/29	6 month AUD-BBR-BBSW — Semiannually	4.001% — Semiannually	9,310
	AUD	1,010,000	2,711		1,278	6/19/34	6 month AUD-BBR-BBSW — Semiannually	4.251% — Semiannually	3,645
	AUD	449,500	4,183	(E)	(6)	4/7/40	5.092% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(4,189)
	AUD	3,210,900	44,622	(E)	(428)	9/18/34	6 month AUD-BBR-BBSW — Semiannually	4.47% — Semiannually	44,194
	AUD	1,694,000	6,431	(E)	(3,101)	9/18/26	4.20% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(9,532)
	CAD	1,120,000	24,191		(7,523)	6/19/29	Canadian Overnight Repo Rate Average — Semiannually	3.651% — Semiannually	15,781
	CAD	1,400,000	39,543		(7,811)	6/19/34	Canadian Overnight Repo Rate Average — Semiannually	3.551% — Semiannually	30,502
	CAD	1,180,000	50,035		(11,472)	6/19/54	Canadian Overnight Repo Rate Average — Semiannually	3.451% — Semiannually	37,426
	CAD	3,214,000	73,957	(E)	10,709	9/18/34	3.45% — Semiannually	Canadian Overnight Repo Rate — Semiannually	(63,249)
	CAD	2,710,000	24,508	(E)	(7,874)	9/18/26	Canadian Overnight Repo Rate — Semiannually	3.96% — Semiannually	16,634
	CHF	2,355,000	122,940	(E)	6,273	9/18/34	Swiss Average Rate Overnight — Annually	1.28% — Annually	129,213
	CNY	148,506,000	138,025	(E)	18,016	9/18/29	China Fixing Repo Rates 7 Day — Quarterly	1.94% — Quarterly	156,042
	EUR	507,200	5,969	(E)	(18)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.545% — Annually	5,951
	EUR	797,600	4,848	(E)	(17)	2/23/44	6 month EUR-EURIBOR — Semiannually	2.69% — Annually	4,831
	EUR	4,520,000	5,635		(11,783)	6/19/34	6 month EUR-EURIBOR — Semiannually	2.601% — Annually	(13,117)
	EUR	450,000	1,850		(7,592)	6/19/54	6 month EUR-EURIBOR — Semiannually	2.401% — Annually	(6,550)
	EUR	5,650,000	9,025		(14,019)	6/19/26	6 month EUR-EURIBOR — Semiannually	3.201% — Annually	(4,210)
	EUR	2,240,000	2,783		(10,140)	6/19/29	6 month EUR-EURIBOR — Semiannually	2.701% — Annually	(10,529)
	EUR	1,322,600	5,879	(E)	(46)	10/8/44	6 month EUR-EURIBOR — Semiannually	2.54% — Annually	(5,925)
	EUR	2,236,300	50,026	(E)	(78)	10/8/44	2.70% — Annually	6 month EUR-EURIBOR — Semiannually	(50,104)
	EUR	151,600	4,110	(E)	(5)	6/2/46	2.675% — Annually	6 month EUR-EURIBOR — Semiannually	(4,115)
	EUR	195,400	5,761	(E)	(332)	9/18/34	6 month EUR-EURIBOR — Semiannually	2.88% — Annually	5,429
	EUR	17,061,000	209,643	(E)	132,796	9/18/26	3.36% — Annually	6 month EUR-EURIBOR — Semiannually	(76,847)
	EUR	10,501,000	171,050	(E)	(828)	9/18/29	6 month EUR-EURIBOR — Semiannually	2.86% — Annually	170,222
	EUR	1,130,200	270	(E)	(39)	6/20/49	6 month EUR-EURIBOR — Semiannually	2.452% — Annually	(309)
	EUR	318,600	2,023	(E)	(11)	6/2/46	6 month EUR-EURIBOR — Semiannually	2.456% — Annually	2,012
	EUR	435,500	9,585	(E)	(15)	6/30/47	2.634% — Annually	6 month EUR-EURIBOR — Semiannually	(9,600)
	EUR	765,100	11,371	(E)	(28)	7/2/51	6 month EUR-EURIBOR — Semiannually	2.492% — Annually	11,343
	EUR	396,000	18,179	(E)	(7,190)	9/18/54	6 month EUR-EURIBOR — Semiannually	2.57% — Annually	10,989
	GBP	780,000	1,785		241	6/19/26	Sterling Overnight Index Average — Annually	4.401% — Annually	1,845
	GBP	300,000	2,314		(2,821)	6/19/29	Sterling Overnight Index Average — Annually	3.901% — Annually	(993)
	GBP	670,000	1,261		(4,451)	6/19/34	Sterling Overnight Index Average — Annually	3.701% — Annually	(4,477)
	GBP	110,000	5,350		6,035	6/19/54	Sterling Overnight Index Average — Annually	3.601% — Annually	570
	GBP	977,000	32,521	(E)	(846)	9/18/34	Sterling Overnight Index Average — Annually	3.98% — Annually	31,675
	GBP	1,007,000	12,812	(E)	(3,783)	9/18/26	Sterling Overnight Index Average — Annually	4.68% — Annually	9,029
	KRW	2,146,000,000	104,960		—	9/26/33	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	3.78% — Quarterly	105,235
	NOK	25,875,000	45,650	(E)	7,351	9/18/34	3.82% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(38,298)
	NZD	519,000	13,994	(E)	(13,487)	9/18/34	3 month NZD-BBR-FRA — Quarterly	4.60% — Semiannually	507
	SEK	26,998,000	87,149	(E)	22,531	9/18/34	2.75% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(64,618)

	Total				$555,973				$98,074
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/24 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$492,994	$469,119	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(10,101)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(10,101)

	Total	$—			Total	$(10,101)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	BB-/P	$22,233	$52,000	$18,216	12/16/72	500 bp — Monthly	$4,068
	CMBX NA BB.6 Index	CCC-/P	36,687	109,130	27,654	5/11/63	500 bp — Monthly	9,140
	CMBX NA BB.7 Index	CCC/P	13,590	42,026	13,847	1/17/47	500 bp — Monthly	(217)
	CMBX NA BB.7 Index	CCC/P	92,653	214,951	70,826	1/17/47	500 bp — Monthly	22,035
	CMBX NA BB.9 Index	B-/P	7,151	17,000	6,647	9/17/58	500 bp — Monthly	521
	CMBX NA BBB-.10 Index	BB-/P	23,444	78,000	13,915	11/17/59	300 bp — Monthly	9,574
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(228)	43,000	3,191	12/16/72	200 bp — Monthly	(3,402)
	CMBX NA BB.13 Index	BB-/P	192	2,000	701	12/16/72	500 bp — Monthly	(506)
	CMBX NA BBB-.11 Index	BBB-/P	186	1,000	120	11/18/54	300 bp — Monthly	67
	CMBX NA BBB-.13 Index	BBB-/P	1,597	6,000	1,297	12/16/72	300 bp — Monthly	304
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B-/P	2,648	33,000	13,210	5/11/63	500 bp — Monthly	(10,530)
	CMBX NA BB.6 Index	CCC-/P	51,480	51,720	13,106	5/11/63	500 bp — Monthly	38,424
	CMBX NA BBB-.11 Index	BBB-/P	10,133	92,000	11,040	11/18/54	300 bp — Monthly	(853)
	CMBX NA BBB-.13 Index	BBB-/P	7,799	59,000	12,756	12/16/72	300 bp — Monthly	(4,923)
	CMBX NA BBB-.7 Index	B-/P	4,695	9,223	1,622	1/17/47	300 bp — Monthly	3,078
	CMBX NA BBB-.8 Index	B+/P	4,054	24,960	2,606	10/17/57	300 bp — Monthly	1,463
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	12,995	103,000	7,643	12/16/72	200 bp — Monthly	5,393
	CMBX NA BB.6 Index	CCC-/P	25,812	74,995	19,004	5/11/63	500 bp — Monthly	6,881
	CMBX NA BBB-.13 Index	BBB-/P	9,544	30,000	6,486	12/16/72	300 bp — Monthly	2,899

Upfront premium received			326,893		Unrealized appreciation			103,847

Upfront premium (paid)			(228)		Unrealized (depreciation)			(20,431)

	Total		$326,665				Total	$83,416
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(31,031)	$77,000	$30,823	11/17/59	(500 bp) — Monthly	$(283)
	CMBX NA BB.10 Index	(31,031)	77,000	30,823	11/17/59	(500 bp) — Monthly	(283)
	CMBX NA BB.10 Index	(16,523)	41,000	16,412	11/17/59	(500 bp) — Monthly	(151)
	CMBX NA BB.10 Index	(11,602)	25,000	10,008	11/17/59	(500 bp) — Monthly	(1,618)
	CMBX NA BB.6 Index	(60,226)	235,845	59,763	5/11/63	(500 bp) — Monthly	(692)
	CMBX NA BB.7 Index	(35,199)	108,853	35,867	1/17/47	(500 bp) — Monthly	562
	CMBX NA BB.7 Index	(3,342)	10,334	3,405	1/17/47	(500 bp) — Monthly	53
	CMBX NA BBB-.11 Index	(9,450)	45,000	5,400	11/18/54	(300 bp) — Monthly	(4,076)
	CMBX NA BBB-.13 Index	(27,200)	95,000	20,539	12/16/72	(300 bp) — Monthly	(6,716)
	CMBX NA BBB-.7 Index	(385)	1,383	243	1/17/47	(300 bp) — Monthly	(142)
	Goldman Sachs International
	CMBX NA BB.7 Index	(43,425)	104,720	34,505	1/17/47	(500 bp) — Monthly	(9,021)
	CMBX NA BB.9 Index	(4,401)	11,000	4,301	9/17/58	(500 bp) — Monthly	(111)
	CMBX NA BBB-.8 Index	(12,021)	75,840	7,918	10/17/57	(300 bp) — Monthly	(4,148)
	Merrill Lynch International
	CMBX NA BB.10 Index	(1,422)	25,000	10,008	11/17/59	(500 bp) — Monthly	8,561
	CMBX NA BB.7 Index	(5,378)	21,357	7,037	1/17/47	(500 bp) — Monthly	1,639
	CMBX NA BBB-.7 Index	(1,311)	7,378	1,298	1/17/47	(300 bp) — Monthly	(18)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(5,140)	11,712	3,859	1/17/47	(500 bp) — Monthly	(1,293)
	CMBX NA BB.9 Index	(2,541)	6,000	2,346	9/17/58	(500 bp) — Monthly	(201)
	CMBX NA BBB-.10 Index	(25,222)	78,000	13,915	11/17/59	(300 bp) — Monthly	(11,353)
	CMBX NA BBB-.11 Index	(11,708)	48,000	5,760	11/18/54	(300 bp) — Monthly	(5,976)
	CMBX NA BBB-.7 Index	(132)	461	81	1/17/47	(300 bp) — Monthly	(51)
	CMBX NA BBB-.8 Index	(66,080)	308,160	32,172	10/17/57	(300 bp) — Monthly	(34,087)

Upfront premium received		—			Unrealized appreciation		10,815

Upfront premium (paid)		(404,770)			Unrealized (depreciation)		(80,220)

	Total	$(404,770)				Total	$(69,405)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan (Onshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD / $	United States Dollar
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2023 through July 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $206,872,676.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$27,380,798	$79,390,703	$73,180,602	$677,214	$33,590,899

	Total Short-term investments	$27,380,798	$79,390,703	$73,180,602	$677,214	$33,590,899
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $496,929.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY⌂
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	67.0%
	Japan	7.9
	France	2.9
	Cayman Islands	2.9
	United Kingdom	2.3
	Italy	2.0
	Spain	1.8
	Germany	1.5
	Canada	1.3
	Mexico	1.2
	Switzerland	0.9
	Netherlands	0.9
	Australia	0.8
	Ireland	0.7
	Belgium	0.6
	Other	5.3

	Total	100.0%
⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund's investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund's investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund's investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $989,558 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $164,108 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,343,397	$—
Collateralized loan obligations	—	9,385,975	—
Corporate bonds and notes	—	48,673,128	—
Foreign government and agency bonds and notes	—	63,043,980	—
Mortgage-backed securities	—	40,708,499	—
U.S. government and agency mortgage obligations	—	55,900,744	—
Short-term investments	420,000	34,154,716	—

Totals by level	$420,000	$253,210,439	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(166,146)	$—
Futures contracts	452,436	—	—
Forward premium swap option contracts	—	260,467	—
TBA sale commitments	—	(12,738,821)	—
Interest rate swap contracts	—	(457,899)	—
Total return swap contracts	—	(10,101)	—
Credit default contracts	—	92,116	—

Totals by level	$452,436	$(13,020,384)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$123,900,000
Written swap option contracts (contract amount)	$99,000,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$95,600,000
Centrally cleared interest rate swap contracts (notional)	$163,200,000
OTC total return swap contracts (notional)	$820,000
OTC credit default contracts (notional)	$3,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com